SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS
13.	SUBSEQUENT EVENTS

Name Change

On July 2, 2014, the Company filed a Certificate of Amendment to its Articles of Incorporation to affect the Name Change of “Electronic Cigarettes International Group, Ltd.” from “Victory Electronic Cigarettes Corporation.”

The Equity Offering

On July 15, 2014, we completed a private offering of shares of our common stock with Man FinCo Limited, a company incorporated as an offshore company under the regulations of the Jebel Ali Free Zone Authority (“Man FinCo”) for total net proceeds to the Company of $20,000,000. The Company paid placement agent fees and other expenses of $2,000,000 in the form of 215,384 shares of Common Stock and warrants to acquire 118,519 shares of Common Stock at an exercise price of $6.75 per share. In the offering, we issued 2,962,963 shares of our common stock at a purchase price of $6.75 per share or $20,000,000 in the aggregate. Pursuant to our agreement with Man FinCo, we agreed that if we sold shares of Common Stock in a public offering at a price of less than $7.94, then we would issue to Man FinCo such additional number of shares of Common Stock equal to (i) $20,000,000 divided by the public offering price multiplied by 0.85 (the “Reset Price”) (ii) less any shares initially issued to Man FinCo. Additionally, the Company granted to Man FinCo an option to purchase an additional number of shares of Common Stock as is derived by dividing $40,000,000 by the lower of $6.75 and the Reset Price. Man FinCo may exercise the option in whole or in part at any time prior to the first anniversary of the closing date of the initial purchase. In the event that Man FinCo does not exercise the option in whole or in part prior to such first anniversary, the option shall remain exercisable in whole or in part until the second anniversary of the closing date of the initial purchase, but only for half the number of additional shares.

The Company and Man FinCo entered into a registration rights agreement pursuant to which the Company will agree to register the shares being issued based on certain terms and conditions.

Acquisition of Hardwire

On July 16, 2014, we completed the acquisition of the assets of Hardwire Interactive Inc., a British Virgin Islands company (“Hardwire”) pursuant to an asset purchase agreement by and between (i) the Company, (ii) Hardwire Interactive Acquisition Company, a Delaware corporation and a wholly-owned subsidiary of the Company, (iii) Hardwire, and (iv) the selling owners of the Hardwire. Pursuant to the terms of the asset purchase agreement, we purchased all of Hardwire’s assets and properties held in connection with, necessary for, or material to Hardwire’s business of selling electronic cigarettes via the internet for a purchase price of (1) $5,000,000, (2) 3,000,000 shares of Common Stock and (3) the assumption of all of Hardwire’s liabilities relating to or arising out of any assigned contracts, the employment of Hardwire’s employees or the ownership, operation or use of the assets being sold.

The Units Offering

On July 16, 2014, we completed a “best efforts” private offering of 185,511 units, each unit consisting of (i) one share of our common stock and (ii) a warrant to purchase 1/4 share of our common stock, or a total of 185,511 shares of our common stock and warrants to purchase 46,374 shares of our common stock, at a price of $6.50 per unit to accredited investors for total net proceeds to the Company of $1,085,241 after deducting placement agent fees and other expenses.

The warrants issued in this offering are exercisable for a period of five years from their issue dates. The exercise price with respect to the warrants is $6.50 per full share. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Additionally, the exercise price of the warrants will be adjusted should the Company issue any equity or convertible debt at a purchase price that is less than their current exercise price for two years following the issuance date, with certain limited exceptions.

The Company and the purchasers entered into a registration rights agreement pursuant to which the Company will agree to register the shares and shares underlying the warrants based on certain terms and conditions.

12% Original Issue Discount Convertible Promissory Notes

Overview. On July 17, 2014, we exchanged the remaining $10,500,000 outstanding principal amount of FIN Promissory Notes with Dominion Capital LLC and MG Partners II, Ltd., a subsidiary of Magna Group, LLC, the holders of such notes, for 12% original issue discount convertible promissory notes in the aggregate principal amount of $11,042,632 (the “12% Convertible Notes”) and warrants to purchase an aggregate of 807,692 shares of our common stock.

Maturity and Interest. The 12% Convertible Notes are due on January 17, 2016, less any amounts converted or repaid prior to the maturity date, and accrue interest at a rate of 12% on the aggregate unconverted and outstanding principal amount payable, at the holder’s option, in cash or common stock on a monthly basis. Beginning October 17, 2014, and continuing on each of the following fifteen successive months thereafter, we are obligated to pay 1/16th of the face amount of the 12% Convertible Notes and accrued interest. At the holder’s option, the holder can request that our monthly payments be for 5/16th of the face amount of the 12% Convertible Notes. In each case such payments shall, at the Company’s option, be made in cash or, subject to the Company complying with certain conditions, be made in common stock with each share of common stock being ascribed a value that is equal to 80% of the lowest VWAP for the 20 consecutive trading days immediately prior to such payment date.

Conversion. The 12% Convertible Notes may be converted, in whole or in part, into shares of common stock at the option of the holder at any time and from time to time. The shares of common stock issuable upon conversion of the 12% Convertible Notes shall equal: (i) the principal amount of the note to be converted (plus accrued interest and unpaid late charges, if any) divided by (ii) a conversion price of $6.50, as adjusted from time to time. The conversion price is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Additionally, subject to certain limited exceptions, if the Company issues any common stock or warrants or convertible debt entitling any person to acquire common stock at a per share purchase price that is less than the conversion price for the notes, such conversion price will be adjusted to that lower purchase price. Also, the conversion price of the notes will be adjusted if the closing bid price for the Company’s common stock on January 13, 2015 is below the conversion price, in which case the original conversion price will automatically adjust to 70% of the lowest VWAP in the 15 trading days prior to such date.

Warrants. The warrants issued in the exchange are exercisable for a period of eighteen months from their issue dates. The exercise price with respect to the warrants is $10.00 per share. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Additionally, the exercise price of the warrants will be adjusted should the Company issue any equity or convertible debt at a purchase price that is less than their current exercise price for two years following the issuance date, with certain limited exceptions.

Prepayments. The notes may be prepaid in whole or in part at any time upon ten days notice for 105% of the sum of the outstanding principal and accrued interest, subject to the Company complying with certain conditions.

12.	SUBSEQUENT EVENTS

Private Placements

January and February 2014

On January 7, 2014, January 14, 2014, and January 31, 2014, we completed a “best efforts” private offering of $11,325,000 aggregate principal amount of 15% Senior Secured Convertible Promissory Notes (the “Notes”) and warrants (the “Warrants”) to purchase shares of Common Stock at an exercise price of $5.00 per share (the “First Offering”), with a group of accredited investors (the “Purchasers”) for total net proceeds to the Company of $10,505,790 after deducting placement agent fees and other expenses.

On February 28, 2014, we completed another “best efforts” private offering of $16,050,000 aggregate principal amount of Notes and Warrants (the “Second Offering” and together with the First Offering, the “Offerings”) with a group of accredited investors (the “Purchasers”) for total net proceeds to the Company of $14,919,000 after deducting placement agent fees and other expenses.

Notes

The Notes are due on the first anniversary of their respective issuance dates (the “Maturity Date”) if not converted prior to the Maturity Date and accrue interest at a rate of 15% on the aggregate unconverted and outstanding principal amount, payable in cash on a quarterly basis. The shares of Common Stock issuable upon conversion of the Notes shall equal: (i) the principal amount of the Note divided by (ii) $5.00. The conversion price for the Notes is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. The Notes may be prepaid in whole or in part at any time for 115% of the outstanding principal and accrued interest.

Warrants

The Warrants issued in the Offerings are exercisable for an aggregate of 5,475,000 shares of the Company’s Common Stock. The Warrants are exercisable for a period of five years from their respective issue dates. The exercise price with respect to the Warrants is $5.00 per share. The exercise price for the Warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances.

Registration Rights Agreement

In connection with the sale of the Notes and Warrants in the Offerings, we entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which we agreed to register all of the shares of our Common Stock underlying the Notes and the Warrants (the “Registrable Securities”) on a Form S-1 registration statement (the “Registration Statement”) to be filed with the SEC by May 15, 2014 (the “Filing Date”) and to cause the Registration Statement to be declared effective under the Securities Act within 90 days following the Filing Date (the “Required Effective Date”).

If the Registration Statement is not filed by the Filing Date or declared effective by the Required Effective Date, the Company is required to pay partial liquidated damages in cash to each Purchaser in the amount equal to 2% of the purchase price paid for the Notes and Warrants then owned by such Purchaser for each 30-day period for which the Company is non-compliant.

Security Agreement

As collateral security for all of the Company’s obligations under the Purchase Agreement and related documents executed in connection with the Offerings, the Company granted the Purchasers a first priority security interest in all of the Company’s assets pursuant to the terms of the Security Agreement entered into between the Company and the Purchasers (the “Security Agreement”).

April 22, 2014

On April 22, 2014, the Company completed a private offering with a group of accredited investors (the “Purchasers”) for total net proceeds to the Company of $20,511,200 after deducting placement agent fees and other expenses. Pursuant to a securities purchase agreement with the Purchasers (the “Purchase Agreement”), the Company issued to the Purchasers 6% Original Issue Discount Senior Secured Convertible Promissory Notes for a principal amount of $24,175,824 (the “Notes”).

Notes

The Notes are due on the first anniversary of the issue date (the “Maturity Date”) less any amounts converted or redeemed prior to the Maturity Date and accrue interest at a rate of 6% on the aggregate unconverted and outstanding principal amount payable in cash on a monthly basis. The shares of Common Stock issuable upon conversion of the Notes shall equal: (i) the principal amount of the Note to be converted (plus accrued interest and unpaid late charges, if any) divided by (ii) $9.92 (the “Original Conversion Price”). The Original Conversion Price for the Notes is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Additionally, should the Company complete an underwritten public offering of a minimum of $25 million, the conversion price would reset to the price that is equal to 115% of the VWAP of the Company’s shares of common stock on the trading day immediately following the pricing of such public offering should that price be lower than the Original Conversion Price. The Company must prepay $12,000,000 of the principal amount of the Notes, plus any accrued and unpaid interest thereon, between 15 days and 30 days following the issue date. The Notes may not be prepaid in whole or in part at any other time. The Purchasers have the right, in certain circumstances, to redeem all or portions of the Notes, in exchange for either cash or shares of the Company’s common stock, including the ability to redeem an aggregate of up to $800,000 per month, as further described in Section 7 of the Notes.

Registration Rights Agreement

In connection with the sale of the Notes, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which the Company agreed to register all of the shares of our Common Stock underlying the Notes (the “Registrable Securities”) on a Form S-1 registration statement (the “Registration Statement”) to be filed with the SEC by June 6, 2014, subject to the satisfaction of any registration rights previously granted by the Company (the “Filing Date”) and to cause the Registration Statement to be declared effective under the Securities Act within 90 days following the Filing Date (the “Required Effective Date”).

If the Registration Statement is not filed by the Filing Date or declared effective by the Required Effective Date, the Company is required to pay partial liquidated damages in cash to each Purchaser in the amount equal to 2% for the purchase price paid for the Notes then owned by such Purchaser for each 30-day period for which the Company is non-compliant.

Security Agreements

As security for all of the Company’s obligations under the Purchase Agreement and related documents executed in connection with the Offering: (i) MHL (as defined below) granted a guarantee in favor of the Purchasers (the “Purchasers’ Guarantee”) supported by a first priority security interest in all of MHL’s assets pursuant to the terms of the Debenture entered into between MHL and the security trustee for the Purchasers (the “Purchasers’ Security Agreement”); and (ii) the Company granted the Purchasers a first priority security interest in all of the shares owned by the Company in MHL following completion of the Share Exchange, as further described below, pursuant to the terms of a share charge entered into between the Company and the security trustee for the Purchasers (the “Share Charge”).

April 30, 2014

On April 30, 2014, we completed an initial closing of a “best efforts” private offering of $3,139,987.50 (the “Offering”) of units, each unit consisting of (i) one (1) share of our common stock, par value $0.001 per share (the “Common Stock) and (ii) a warrant to purchase  1/4 share of our Common Stock (the “Units”). Pursuant a purchase agreement, we sold 483,075 Units in the Offering, at a price of $6.50 per Unit, to a group of accredited investors (the “Purchasers”) for total net proceeds to the Company of $2,825,988.75 after deducting placement agent fees and other expenses. In the Offering, we issued 483,075 share of our Common Stock (the “Shares”) and warrants to purchase 120,768 shares of our Common Stock (the “Warrants”).

Warrants

The Warrants are exercisable for a period of five years from their issue date. The exercise price with respect to the Warrants is $6.50 per full share. The exercise price for the Warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances.

Registration Rights Agreement

In connection with the sale of the Shares and Warrants in the Offerings, we entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which we agreed to register all of the Shares and shares of our Common Stock underlying the Warrants (the “Registrable Securities”) on a Form S-1 registration statement (the “Registration Statement”) to be filed with the SEC within 90 calendar days following the uplisting of our Common Stock on the Nasdaq Stock Market (the “Filing Date”) and to cause the Registration Statement to be declared effective under the Securities Act within 90 days following the Filing Date (the “Required Effective Date”).

If the Registration Statement is not filed by the Filing Date or declared effective by the Required Effective Date, the Company is required to pay partial liquidated damages in cash to each Purchaser in the amount equal to 2% of the purchase price paid for the Shares and Warrants then owned by such Purchaser for each 30-day period for which the Company is non-compliant.

Acquisitions

Acquisition of Vapestick

On January 9, 2014, we completed the acquisition of all of the issued and outstanding ordinary shares of Vapestick Holdings Limited, a company incorporated under the laws of England and Wales (“Vapestick”), pursuant to a Share Exchange Agreement by and between us, Vapestick and all of the shareholders of Vapestick (the “Shareholders”) dated December 15, 2013 (the “Exchange Agreement”).

Pursuant to the terms of the Exchange Agreement, we acquired all issued and outstanding shares of Vapestick from its Shareholders in consideration for (a) an aggregate cash payment of £3,500,000 (approximately $5.74 million) and (b) the issuance of 6,595,900 shares of our Common Stock.

The assets and liabilities of Vapestick shown below are based on preliminary estimates of their acquisition date fair values. The determination of the fair values of the acquired assets and assumed liabilities (and the related determination of estimated lives of depreciable tangible and identifiable intangible assets) requires significant judgment. As such, the Company has not yet completed the valuation analysis and calculations in sufficient detail necessary to arrive at the final estimates of the fair value of Vapestick’s assets acquired and liabilities assumed, along with the related allocations to goodwill and intangible assets. The fair values of certain tangible assets, intangible assets, and residual goodwill are the most significant areas not yet finalized and therefore are subject to change. The final fair value determinations may be significantly different than those shown below.

The following is our preliminary assignment of the aggregate consideration:

Estimated Fair Value of Consideration Transferred
Cash	$5,746,965
Issuance of shares of common stock	47,718,321

$53,465,286

Assets Acquired and Liabilities Assumed
Cash	$99,353
Accounts receivable	229,007
Inventory	234,656
Prepaids and other current assets	120,683
Furniture and equipment	47,772
Tradename	7,814,000
Customer Relationships	2,923,000
Accounts payable and accrued expenses	(149,814)
Revolving line of credit	(320,848)
Long-term debt	(55,051)
Other liabilities	(114,777)

Total identifiable net assets	10,827,981
Goodwill	42,637,305

Total fair value of consideration	$53,465,286

The excess of the purchase price over the net assets has been preliminarily allocated to goodwill pending final valuation by an independent valuation firm. The Company expects that intangible assets will be identified and valued and some portion of the identified intangibles will be subject to amortization.

Acquisition of FIN

On February 28, 2014, (the “Closing Date”), we completed the acquisition (the “Merger”) of FIN Electronic Cigarette Corporation, Inc., a Delaware corporation (“FIN”), through a merger with and into VCIG LLC, a Delaware limited liability company and a wholly-owned subsidiary of the Company (“VCIG”), pursuant to the Agreement and Plan of Merger dated February 12, 2013, by and among the Company, VCIG, FIN, and Elliot B. Maisel, as representative of the FIN stockholders (the “Merger Agreement”).

Pursuant to the terms of the Merger Agreement, and on the Closing Date, we acquired all issued and outstanding shares of FIN from its shareholders (the “FIN Shareholders”) in consideration for an aggregate of 10,000,000 shares of Common Stock (the “Merger Shares”). Additionally, on the Closing Date we paid $10 million of certain indebtedness and liabilities of FIN and its subsidiaries and issued $15 million of promissory notes (the “Promissory Notes”) to satisfy other indebtedness and liabilities of FIN and its subsidiaries. The Promissory Notes become due 90 days from the date of issuance, on May 29, 2014, and accrue interest at a rate of 10% per annum. We may prepay the Promissory Notes without penalty. If we fail to pay off the Promissory Notes in full by June 9, 2014, for every subsequent day the Promissory Notes are not paid in full, we will issue up to 12,500 shares of Common Stock per day, dependent on the outstanding principal amount at that time, but no more than a total of 500,000 shares of Common Stock, to the note holders as a penalty payment (the “Late Payment Shares”).

In connection with the Merger, the Company entered into a registration rights agreement (the “FIN Registration Rights Agreement”) with the FIN Shareholders, pursuant to which we agreed to register all of the Merger Shares and the Late Payment Shares, if any (the “Registrable Securities”) on a Form S-1 registration statement (the “Registration Statement”) to be filed with the SEC by April 26, 2014, subject to the satisfaction of the registration rights of the Purchasers in connection with the January and February 2014 private offerings, which if not satisfied by the Filing Date, will cause the Filing Date to be a date following the Purchasers, registration rights being satisfied (the “Filing Date”), and to cause the Registration Statement to be declared effective under the Securities Act within 90 days following the Filing Date (the “Required Effective Date”).

If the Registration Statement is not filed by the Filing Date or declared effective by the Required Effective Date, the Company is required to pay partial liquidated damages to the FIN Shareholders in cash in the amount equal to 2% of the value of the Merger Shares on the Closing Date for each 30-day period for which the Company is non-compliant.

The Company has not yet assessed the fair value of the assets acquired and the liabilities assumed in this transaction. Revenues and expenses of FIN will be included in the consolidated financial statements beginning February 28, 2014.

Acquisition of Must Have Limited (VIP)

On April 22, 2014 (the “Closing Date”), the Company entered into a share purchase agreement (the “Exchange Agreement”) by and between (i) the Company and (ii) the shareholders of Must Have Limited (“MHL”), an England and Wales incorporated limited company (the “MHL Shareholders”). Pursuant to the terms of the Exchange Agreement, the MHL Shareholders transferred to the Company all of the shares of MHL held by such shareholders in exchange for (1) the issuance of 2,300,000 shares (the “Exchange Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), (2) GBP £5,345,713.58 (equivalent to $9,000,000) in cash consideration, (3) $11,000,000 of promissory notes (the “Share Exchange”), (4) GBP £6,796,303 in respect of MHL’s surplus cash, and (5) (if payable in accordance with the terms of the Exchange Agreement) up to $5,000,000 as an earn-out.

On the Closing Date, the Company issued $11,000,000 of promissory notes (the “Promissory Notes”). The Promissory Notes become due at the earlier of (1) October 14, 2014, (2) the day the Company first trades it shares of common stock on certain listed exchanges (including the NYSE Market, the Nasdaq Capital Market, the Nasdaq Global Select Market, the Nasdaq Global Market or the New York Stock Exchange) or (3) the Company completes an underwritten public offering of a minimum of $40 million (the “Maturity Date”). Beginning 120 days following the date of issuance, the Promissory Notes will accrue interest at a rate of 10% per annum.

In connection with the Share Exchange, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the MHL Shareholders, pursuant to which the Company agreed to register all of the Exchange Shares (the “Registrable Securities”) on a Form S-1 registration statement (the “Registration Statement”) to be filed with the SEC within 30 calendar days following the completion of the audit of the MHL financial statement for the MHL 2013 fiscal year, subject to the satisfaction of any registration rights previously granted by the Company (the “Filing Date”), and to cause the Registration Statement to be declared effective under the Securities Act within 90 days following the Filing Date (the “Required Filing Date”).

If the Registration Statement is not filed by the Filing Date or declared effective by the Required Effective Date, the Company is required to pay partial liquidated damages to the MHL Shareholders in the amount equal to 2% of the value of the Exchange Shares on the Closing Date for each 30-day period for which the Company is non-compliant.

As security for all of the Company’s obligations under the Promissory Notes and related documents executed in connection with the Share Exchange, MHL granted a guarantee in favor of the MHL Shareholders (the “MHL Shareholders’ Guarantee”) supported by a second priority security interest in all of MHL’s assets pursuant to the terms of the Debenture entered into between MHL and the security trustee for the MHL Shareholders (the “Security Agreement”).

In connection with the closing of the Share Exchange and the sale of the Notes, on April 22, 2014, the Company, MHL, the Purchasers, the security trustee for the Purchasers, the MHL Shareholders and the security trustee for the MHL Shareholders entered into an intercreditor agreement (the “Intercreditor Agreement”). The Intercreditor Agreement governs the relative priorities (and certain other rights) of the Purchasers and MHL Shareholders pursuant the respective security agreements that each entered into with the Company and MHL.

The Company has not yet assessed the fair value of the assets acquired and the liabilities assumed in this transaction. Revenues and expenses of Must Have will be included in the consolidated financial statements beginning April 22, 2014.